UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22670

Legg Mason Investment Trust

(Name of Fund)

100 International Drive

Baltimore, MD 21202

(Fund Address)

Robert I. Frenkel

Legg Mason Investment Trust

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record:

Proxy Voting Record – Legg Mason Opportunity Trust reorganized into the Miller Opportunity Trust (a series of Trust for Advised Portfolios) on February 24, 2017. Therefore, Proxy Voting records for the Legg Mason Opportunity Trust for the period July 1, 2016 to February 24, 2017 can be found in the Form N-PX filing made on August 24, 2017 for Trust for Advised Portfolios, CIK#0001261788, file number 811-21422. No records attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust

By:	/s/ Jane E. Trust
Jane E. Trust
President of Legg Mason Investment Trust

Date: August 24, 2017